[LETTERHEAD OF PAUL HASTINGS LLP]

1(212) 318-6097

billbelitsky@paulhastings.com

March 14, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Eaton Vance Unit Trust – Series 3 (the “Trust”)

Amendment No. 2 to the Registration Statement on Form S-6

(File No. 333-209291)

Ladies and Gentlemen:

On behalf of Eaton Vance Distributors, Inc., Depositor of the Trust, we hereby transmit for filing under the Securities Act of 1933 a copy of Amendment No. 2 to the Registration Statement on Form S-6 (“Amendment No. 1”) which has been blacklined to reflect changes from Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed with the Securities and Exchange Commission (the “Commission”) on March 4, 2016 (accession number 0001193125-16-493477).

In addition to Amendment No. 2 and the exhibits listed therein as being filed therewith, a memorandum identifying changes from materials previously submitted is also submitted herewith. Additional changes in the Prospectus reflect certain corrections and minor alterations, the completion of various financial statements with information based on the securities deposited in the Trust, together with a list of the deposited securities which will comprise the portfolios in the Trust, the Statements of Financial Condition and the Report of Independent Registered Public Accounting Firm. An effort has been made not only to indicate the changes by blacklining them but also to list them in the memorandum setting forth the changes.

The staff of the Commission has also requested that the Trust represent in writing that it will not use the staff’s comment process as a defense in any securities related litigation against it (i.e., a “Tandy” letter). These representations have been made under separate cover and have been filed along with Amendment No. 2.

The trust agreement was entered into today and Securities (as defined in the Trust Indenture) have been deposited with the trustee. In connection therewith, the trustee has provided, in the name of Eaton Vance Distributors, Inc., documentation for units of fractional undivided interest in the Trust, which documentation is being retained by the trustee for delivery after the effectiveness of Amendment No. 2.

Accordingly, we respectfully request that the Commission grant acceleration of the effective date of Amendment No. 2 so that it may become effective as early as practicable on Monday, March 14, 2016. A request for acceleration has been filed along with Amendment No. 2.

We have appreciated the courtesy and cooperation of the members of the staff of the Commission. If you have any questions regarding the foregoing, please do not hesitate to contact Bill Belitsky at (212) 318-6097, or Gary D. Rawitz at (212) 318-6877.

Very truly yours,

/s/ PAUL HASTINGS LLP

PAUL HASTINGS LLP